Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Significant Accounting Policies [Line Items]
Carrying value of cash held in money market funds	$ 21,200,000	$ 1,200,000
Allowance recorded	0	0
Property and equipment, estimated useful life			3 years	3 years	5 years	5 years
Deferred revenue interest	0	0
Assumed expected dividend rate	0.00%
Excess tax benefits for tax deductions	$ 0	$ 0